Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 2,678,457	R$ 3,472,845	R$ 3,222,768
Bonds and securities	93	16,121
Dividends receivables (41.5.3)	824,143	1,558,212
Other current receivables	897,380	749,816
Income tax and social contribution	355,065	151,912
Receivable from related parties (41.5.1)	1,135
Total current assets	9,327,249	11,189,872
Noncurrent assets
Other temporary investments	25,619	19,985
Judicial deposits	632,458	591,131
Other current receivables	8,603	5,121
Deferred tax assets	1,644,299	963,259	1,011,866
Other noncurrent recoverable taxes	2,627,293	3,143,546
Investments (41.5.2)	3,325,731	3,042,134	2,729,517
Property, Plant and Equipment, net	10,069,468	10,142,591
Intangible Assets	10,277,727	9,215,560
Right-of-use asset	261,380	204,056
Total non current assets	40,376,451	38,347,663
Current liabilities
Payroll, social charges and accruals	252,789	604,810
Suppliers (41.5.6)	2,090,022	2,585,735
Income tax and social contribution	156,191	63,946
Other taxes payable	303,606	440,933
Loans and financing	278,838	579,770
Debentures	1,346,347	2,144,485
Dividends payable	482,325	330,947
Post employment benefits	73,814	68,836
Lease liability	64,870
Other accounts payable	601,619	370,383
Total current liabilities	7,156,597	7,979,993
Noncurrent liabilities
Other taxes due	633,491	594,810
Loans and financing	4,371,525	3,098,674
Post employment benefits	996,223	1,226,338
Lease liability	208,886
Other accounts payable	645,234	599,909
Provisions for legal claims (41.5.4)	2,037,599	1,597,365
Noncurrent liabilities	21,415,878	19,382,307
Equity
Share capital	10,800,000	10,800,000
Equity valuation adjustments	593,382	426,170	353,349	R$ 591,927
Legal reserves	1,512,687	1,457,087
Additional dividends proposed		1,368,675
TOTAL EQUITY	21,131,225	22,175,235	R$ 20,250,518	R$ 17,598,212
Total liabilities and equity	49,703,700	49,537,535
Companhia Paranaense De Energia Copel [Member]
Current assets
Cash and cash equivalents	199,877	626,052
Bonds and securities	93	91
Dividends receivables (41.5.3)	824,143	1,558,212
Other current receivables	977	1,150
Income tax and social contribution	107,523	3,991
Prepaid expenses	855	528
Receivable from related parties (41.5.1)	47,404	5,374
Total current assets	1,180,872	2,195,398
Noncurrent assets
Other temporary investments	25,619	19,985
Judicial deposits	138,747	131,519
Other current receivables	18	7,658
Income Tax and Social Contribution		30,000
Deferred tax assets	333,877	165,484
Other noncurrent recoverable taxes	39,810	38,659
Receivables from related parties (41.5.1)		150,572
Other non current assets	538,071	543,877
Investments (41.5.2)	20,339,344	21,144,478
Property, Plant and Equipment, net	7,948	4,112
Intangible Assets	4,724	3,473
Right-of-use asset	4,586	3,165
Total non current assets	20,894,673	21,699,105
Total assets	22,075,545	23,894,503
Current liabilities
Payroll, social charges and accruals	6,605	36,454
Related parties (41.5.1)	1,838	2,292
Suppliers (41.5.6)	5,373	3,353
Income tax and social contribution		1,813
Other taxes payable	28,690	34,956
Loans and financing		321,157
Debentures		501,716
Dividends payable	344,251	260,995
Post employment benefits	2,957	229
Lease liability	436	301
Other accounts payable	558	548
Total current liabilities	390,708	1,163,814
Noncurrent liabilities
Related parties (41.5.1)	5,851	5,851
Other taxes due	3,676	3,260
Loans and financing		468,970
Post employment benefits	23,890	13,922
Lease liability	4,373	2,957
Other accounts payable	25,241	50,943
Provisions for legal claims (41.5.4)	804,442	347,762
Noncurrent liabilities	867,473	893,665
Equity
Share capital	10,800,000	10,800,000
Equity valuation adjustments	593,382	426,170
Legal reserves	1,512,687	1,457,087
Retained earnings	7,911,295	7,785,092
Additional dividends proposed		1,368,675
TOTAL EQUITY	20,817,364	21,837,024
Total liabilities and equity	R$ 22,075,545	R$ 23,894,503